N-2 - shares	May 23, 2024	Apr. 30, 2024
Cover [Abstract]
Entity Central Index Key	0001300391
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	Eaton Vance Enhanced Equity Income Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The Board of Trustees of the Fund (the “Board” or the “Board of Trustees”) has fixed the close of business on April 30, 2024 as the record date for the determination of the shareholders entitled to notice of and to vote at the Annual Meeting and any adjournments or postponements thereof. As of April 30, 2024, there were 40,366,976 common shares of beneficial interest, $0.01 par value per share (“Common Shares”), of the Fund outstanding. See “Proxy Solicitation, Tabulation and Voting Requirements” below for additional information. Also as of April 30, 2024, to the Fund’s knowledge: (i) no shareholder owned more than 5% of the outstanding Common Shares of the Fund, and (ii) the Trustees and executive officers of the Fund, individually and as a group, owned beneficially less than 1% of the outstanding Common Shares of the Fund.

Shareholders as of the close of business on the record date of April 30, 2024, who have voting power with respect to such shares, are entitled to attend and vote at the Annual Meeting. All properly executed proxies received prior to the Annual Meeting will be voted at the Annual Meeting. Each proxy will be voted in accordance with its instructions; if no instruction is given, an executed proxy will authorize the persons named on the proxy card enclosed as proxies, or any of them, to vote FOR the election of each Trustee. An executed proxy delivered to the Fund is revocable by the person giving it, prior to its exercise, by a signed writing filed with the Fund’s Secretary, by executing and delivering a later dated proxy, or by attending the Annual Meeting and voting the shares at the Annual Meeting. Merely attending the Annual Meeting will not revoke a previously executed proxy. If you hold Fund shares through an intermediary (such as a broker, bank, adviser or custodian), please consult with the intermediary regarding your ability to revoke voting instructions after they have been provided.

If you are a record holder of Fund shares and plan to attend the Annual Meeting, you must show a valid photo identification (such as a driver’s license) to gain admission to the Annual Meeting. Please call 1-800-262-1122 for information on how to obtain directions to be able to attend and vote at the Annual Meeting.

If you hold Fund shares through an intermediary and plan to attend and vote at the Annual Meeting, you will be required to show a valid photo identification and your authority to vote your shares (referred to as a “legal proxy”) to gain admission to the Annual Meeting. As described above, you must contact your intermediary to obtain a legal proxy for your shares.

PROPOSAL 1. ELECTION OF TRUSTEES

The Fund’s Agreement and Declaration of Trust provides that a majority of the Trustees shall fix the number of the entire Board and that such number shall be at least two and no greater than fifteen. The Board has fixed the number of Trustees at ten. Under the terms of the Fund’s Agreement and Declaration of Trust, the Board of Trustees is divided into three classes, each class having a term of three years to expire on the date of the third Annual Meeting following its election. Thus, this could delay for up to two years the replacement of a majority of the Board.

Proxies will be voted for the election of the following nominees:
a.	Three Class II Trustees, George J. Gorman, Keith Quinton and Susan J. Sutherland, each to be elected by the shareholders of the Fund.

The Board of Trustees recommends that shareholders vote FOR the election of the Trustee nominees of the Fund.

Each nominee is currently serving as a Trustee of the Fund and has consented to continue to so serve. In the event that a nominee is unable to serve for any reason (which is not now expected) when the election occurs, the accompanying proxy will be voted for such other person or persons as the Board of Trustees may recommend. Election of Trustees is non-cumulative. Shareholders do not have appraisal rights in connection with the proposal in this proxy statement.

Each nominee shall be elected by the affirmative vote of a plurality of the shares of the Fund entitled to vote. Proxies cannot be voted for a greater number of persons than the number of nominees named. No nominee is a party adverse to the Fund or any of its affiliates in any material pending legal proceeding, nor does any nominee have an interest materially adverse to such Fund.

Outstanding Security, Title [Text Block]		common shares
Outstanding Security, Held [Shares]		40,366,976